Income Taxes	12 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Income Taxes

Note 11 – Income Taxes

The Components of the deferred tax assets and liabilities at December 31, 2023 and 2022 were approximately as follows:

	December 31, 2023	December 31, 2022
Deferred Tax Assets
Stock based compensation	$142,000	$203,000
Intangibles	719,000	908,000
Net operating loss carryforward	10,775,000	8,147,000
Lease liabilities	80,000	138,000
Capitalized research expenditures	367,000	354,000
Bad debt reserve	21,000	-
Other	9,000	8,000
Total deferred tax assets	12,113,000	9,758,000

Deferred Tax Liabilities
Depreciation	(683,000)	(872,000)
Prepaid assets	(47,000)	(34,000)
Right-of-Use asset	(75,000)	(132,000)
Total deferred tax liabilities	(805,000)	(1,038,000)

Deferred Tax Assets	11,308,000	8,720,000
Less: valuation allowance	(11,308,000)	(8,720,000)
Deferred tax asset – net	$-	$-

The components of the income tax benefit and related valuation allowance for the years ended December 31, 2023 and 2022 was approximately as follows:

	December 31, 2023	December 31, 2022
Current	$-	$-
Deferred	(2,588,000)	(4,149,000)
Total income tax provision (benefit)	(2,588,000)	(4,149,000)
Less: valuation allowance	2,588,000	4,149,000
	$-	$-

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

A reconciliation of the provision for income taxes for the years ended December 31, 2023 and 2022 as compared to statutory rates was approximately as follows:

	December 31, 2023	December 31, 2022
Federal income tax expense (benefit) - 21%	$(2,199,000)	$(3,676,000)
State income tax expense (benefit) - 4.35% - net of federal effect	(455,000)	(761,000)
Permanent differences – net	(25,000)	255,000
Deferred adjustments	91,000	33,000
Change in valuation allowance	2,588,000	4,149,000
Income tax expense (benefit)	$-	$-

Federal net operating loss carry forwards at December 31, 2023 and 2022 were approximately as follows:

December 31, 2023	December 31, 2022

$43,000,000	$33,000,000

The Company reviews its filing positions for all open tax years in all U.S. Federal and State jurisdictions where the Company is required to file. The tax years subject to examination include the years 2020 and forward.

There are no uncertain tax positions that would require recognition in the consolidated financial statements. If the Company incurs an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. The Company’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analyses of tax laws, regulations and interpretations thereof as well as other factors.

Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Income Taxes

Note 6 – Income Taxes

The Company’s tax expense differs from the “expected” tax expense for the period are approximately as follows:

	December 31, 2023	December 31, 2022
Federal income tax benefit - 21%	$(125,000)	$(3,000)
Non-deductible items	16,000	-
Subtotal	(109,000)	(3,000)
Change in valuation allowance	109,000	3,000
Income tax benefit	$-	$-

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2023 and 2022 are approximately as follows:

	December 31, 2023	December 31, 2022
Deferred Tax Assets
Net operating loss carryforwards	(112,000)	(3,000)
Total deferred tax assets	(112,000)	(3,000)
Less: valuation allowance	112,000	3,000
Net deferred tax asset recorded	$-	$-

For the years ended December 31, 2023 and 2022, the Company had net operating loss carryforwards of $533,000 and $12,000, respectively.

The Company reviews its filing positions for all open tax years in all U.S. Federal and State jurisdictions where the Company is required to file. The tax years subject to examination include the years 2020 and forward.

There are no uncertain tax positions that would require recognition in the financial statements. If the Company incurs an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. The Company’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analyses of tax laws, regulations and interpretations thereof as well as other factors.